Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
13.
Subsequent events

On August 5, 2026, the Company announced a dividend of $0.625 per Class A common share from the earnings of the second quarter of 2026, to be paid on September 3, 2026, to Class A common shareholders of record as of August 21, 2026.